(2) Significant Accounting Policies: Inventory (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Inventory

Inventory is valued at the lower of the cost or market.  Cost is determined using the first-in, first-out (“FIFO”) method.  Market is determined based on the estimated net realizable value, which generally is the item selling price.  Inventory is periodically reviewed in order to identify obsolete or damaged items or impaired values.

Scenario, Previously Reported
Policies
Inventory

Inventory

Inventory is valued at the lower of the cost or market.  Cost is determined using the first-in, first-out (“FIFO”) method.  Market is determined based on the estimated net realizable value, which generally is the item selling price.  Inventory is periodically reviewed in order to identify obsolete or damaged items or impaired values.  The Company impaired its inventory by $359,734 and $268,398 during the fiscal years ended September 30, 2012 and 2011, respectively.

Inventory consists of raw materials that are used in the manufacturing of TrackerPAL® and ReliAlert devices.  Completed TrackerPAL® and ReliAlert devices are reflected in Monitoring Equipment.  As of September 30, 2012 and 2011, respectively, inventory consisted of the following:

	2012	2011
Raw materials	$ 822,566	$ 706,795
Reserve for damaged or obsolete inventory	(192,000)	(127,016)
Total inventory, net of reserves	$ 630,566	$ 579,779